STATEMENTS OF SHAREHOLDER’S EQUITY - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent
Beginning of year at Dec. 31, 2012		$ 2	$ 516	$ 141	$ 82
Return of capital			(200)
Changes in capital in excess of par value			(1)
Net earnings (loss)	$ 28			28
Other comprehensive income (loss)	(74)				(74)
End of year at Dec. 31, 2013		2	315	169	8	$ 494
Return of capital			0
Changes in capital in excess of par value			2
Net earnings (loss)	(5)			(5)
Other comprehensive income (loss)	9				9
End of year at Dec. 31, 2014	500	$ 2	317	164	17	500
Return of capital			0
Changes in capital in excess of par value			3
Net earnings (loss)	(17)			(17)
Other comprehensive income (loss)	(12)				(12)
End of year at Dec. 31, 2015	$ 474		$ 320	$ 147	$ 5	$ 474